Related-Party Transactions (Schedule Of Accounts Receivable From Related Party) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Trade accounts and other receivables from affiliates - unbilled		$ 52	$ 56
EFH Corp [Member]
Related Party Transaction [Line Items]
Trade accounts and other receivables from affiliates - billed		123	141
Trade accounts and other receivables from affiliates - billed	$ 84	71
Trade accounts and other receivables from affiliates - unbilled	57	52
Trade accounts and other payables to affiliates	(3)	(5)	(6)
Trade accounts and other receivables from affiliates - net	$ 138	$ 118	$ 135